Interim Consolidated Statement of Changes in Shareholders’ Equity - EUR (€)	Total	Share capital	Share premium	Retained earnings	Other comprehensive income	Net income (loss)	Ordinary Shares	Ordinary Shares Share capital	Preferred Shares Share capital
Balance at beginning of period (in shares) at Dec. 31, 2024								83,830,336	14,075
Balance at beginning of period at Dec. 31, 2024	€ 8,834,000	€ 4,192,000	€ 390,979,000	€ (336,893,000)	€ 27,000	€ (49,471,000)
Changes in equity [abstract]
Net income (loss)	(21,344,000)					(21,344,000)
Actuarial gains (losses) on defined benefit obligations	142,000				142,000
Foreign currency translation loss	1,025,000				1,025,000
Total comprehensive income (loss)	(20,176,000)				1,168,000	(21,344,000)
Allocation of prior period income (loss)	0			(49,471,000)		49,471,000
Exercise and subscription of equity instruments (in shares)								650	(5)
Exercise and subscription of equity instruments	0
Increase capital, net (In Shares)							8,345,387
Net Capital Increase	14,932,000	417,000	14,515,000
Shared-based payment	1,554,000		1,554,000
Balance at end of period (in shares) at Jun. 30, 2025								92,176,373	14,070
Balance at end of period at Jun. 30, 2025	5,144,000	4,610,000	407,048,000	(386,364,000)	1,195,000	(21,344,000)
Balance at beginning of period (in shares) at Dec. 31, 2025								93,719,323	13,905
Balance at beginning of period at Dec. 31, 2025	(21,704,000)	4,687,000	408,033,000	(386,365,000)	1,118,000	(49,177,000)
Changes in equity [abstract]
Net income (loss)	(19,623,000)					(19,623,000)
Actuarial gains (losses) on defined benefit obligations	0
Foreign currency translation loss	(253,000)				(253,000)
Total comprehensive income (loss)	(19,876,000)				(253,000)	(19,623,000)
Allocation of prior period income (loss)	0			(49,177,000)		49,177,000
Exercise and subscription of equity instruments (in shares)								202,540	(1,558)
Exercise and subscription of equity instruments	0
Net Capital Increase	0	10,000	(10,000)
Shared-based payment	1,071,000		1,071,000
Balance at end of period (in shares) at Jun. 30, 2026								93,921,863	12,347
Balance at end of period at Jun. 30, 2026	€ (40,508,000)	€ 4,696,711	€ 409,094,000	€ (435,542,000)	€ 865,000	€ (19,623,000)